LEASES (Tables)	12 Months Ended
Dec. 31, 2023
LEASES
Schedule of right-of-use assets and lease liabilities

USD million	Land	Buildings	Machinery and equipment	Right-of-use assets	Lease liabilities
Initial cost at January 1, 2023	0.2	359.7	50.7	410.6	196.5
Additions	—	175.7	7.4	183.1	218.7
Transfers	—	(0.8)	(5.1)	(5.9)	—
Translation differences	—	4.3	2.0	6.3	—
Balance at December 31, 2023	0.2	538.9	55.0	594.1	415.2
Accumulated depreciations at January 1, 2023	—	190.8	36.2	227.0	—
Depreciations during the period	—	79.0	8.4	87.4	—
Transfers	—	(35.5)	(5.6)	(41.1)	—
Translation differences	—	2.2	1.4	3.7	—
Interest expense	—	—	—	—	12.2
Payments	—	—	—	—	(87.5)
Balance at December 31, 2023	0.2	302.3	14.6	317.1	339.8

USD million	Land	Buildings	Machinery and equipment	Right-of-use assets	Lease liabilities
Initial cost at January 1, 2022	0.2	357.7	53.5	411.5	224.7
Additions	—	47.1	3.5	50.6	45.3
Transfers	—	(26.2)	(3.2)	(29.4)	—
Translation differences	—	(18.9)	(3.1)	(22.0)	—
Balance at December 31, 2022	0.2	359.7	50.7	410.6	270.0
Accumulated depreciations at January 1, 2022	—	165.6	34.1	199.7	—
Depreciations during the period	—	65.4	7.9	73.3	—
Transfers	—	(31.3)	(3.9)	(35.2)	—
Translation differences	—	(8.8)	(2.0)	(10.8)	—
Interest expense	—	—	—	—	8.5
Payments	—	—	—	—	(82.0)
Balance at December 31, 2022	0.2	168.9	14.5	183.6	196.5

Schedule of Leases recognized in the consolidated statements of loss

USD million	2023	2022	2021
Right-of-use depreciation expenses included in cost of goods sold	2.1	1.7	2.6
Right-of-use depreciation expenses included in operating expenses	85.3	71.5	71.4
Rent expenses relating to short-term leases	7.2	4.1	3.4
Rent expenses relating to leases of low-value assets, excluding short-term leases of low-value assets	2.2	0.9	0.6
Rent expenses for variable leases	4.5	15.7	11.7
Covid-19 rent concessions	0.0	(0.2)	(1.8)
Operating profit	101.3	93.7	87.9
Interest on lease liabilities	12.2	8.5	9.1

USD million	2023	2022	2021
Total rent expense of non-cancellable leases recognized in the consolidated statement of loss	18.1	17.5	15.7

Schedule of Company's commitments resulting from leases

USD million	December 31, 2023	December 31, 2022
The future minimum payments of non-cancellable leases:
Not later than one year	11.0	5.1
Later than one year but not later than five years	4.7	6.4
Later than five years	0.6	1.3
Total	16.3	12.8